FT Vest AMZN & Target Income ETF Annual Fund Operating Expenses - FT Vest AMZN & Target Income ETF - FT Vest AMZN & Target Income ETF	Sep. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.